Fair Value Measurements - Schedule of Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value		$ 184,613	$ 119,198
Total liabilities measured at fair value		0	0
Level 1 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value		136,258	38,354
Level 1 | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value		48,355	80,844
Level 1 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value		0
Level 1 | Overnight repurchase agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value		0
Level 1 | U.S. government agency obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value		0	0
Level 1 | Derivative liability
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total liabilities measured at fair value		0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value		98,073	52,578
Total liabilities measured at fair value		0	0
Level 2 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value		0	0
Level 2 | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value		0	0
Level 2 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value		77,082
Level 2 | Overnight repurchase agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value		15,001
Level 2 | U.S. government agency obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value		5,990	52,578
Level 2 | Derivative liability
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total liabilities measured at fair value		0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value		0	0
Total liabilities measured at fair value		2,952	2,753
Level 3 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value		0	0
Level 3 | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value		0	0
Level 3 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value		0
Level 3 | Overnight repurchase agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value		0
Level 3 | U.S. government agency obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value		0	0
Level 3 | Derivative liability
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total liabilities measured at fair value		2,952	2,753
Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value	$ 509,633	282,686	171,776
Total liabilities measured at fair value	3,042	2,952	2,753
Recurring | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value	179,031	136,258	38,354
Recurring | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value	30,306	48,355	80,844
Recurring | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value	140,320	77,082
Recurring | Overnight repurchase agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value		15,001
Recurring | U.S. government agency obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value	159,976	5,990	52,578
Recurring | Derivative liability
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total liabilities measured at fair value	3,042	2,952	$ 2,753
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value	209,337
Total liabilities measured at fair value	0	0
Recurring | Level 1 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value	179,031
Recurring | Level 1 | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value	30,306
Recurring | Level 1 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value	0
Recurring | Level 1 | U.S. government agency obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value	0
Recurring | Level 1 | Derivative liability
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total liabilities measured at fair value	0	0
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value	300,296
Total liabilities measured at fair value	0	0
Recurring | Level 2 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value	0
Recurring | Level 2 | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value	0
Recurring | Level 2 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value	140,320
Recurring | Level 2 | U.S. government agency obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value	159,976
Recurring | Level 2 | Derivative liability
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total liabilities measured at fair value	0	0
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value	0
Total liabilities measured at fair value	3,042	2,952
Recurring | Level 3 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value	0
Recurring | Level 3 | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value	0
Recurring | Level 3 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value	0
Recurring | Level 3 | U.S. government agency obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets measured at fair value	0
Recurring | Level 3 | Derivative liability
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total liabilities measured at fair value	$ 3,042	$ 2,952